UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  ; Amendment Number:
This Amendment (Check only one.): 	is a restatement.
	 adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Stelac Advisory Services LLC
Address: 	598 Madison Avenue  5th Floor
	New York, NY 10022


Form 13F File Number: 28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carlos M. Lopez-Ona
Title: 	Chief Financial Officer
Phone: 	212-920-3891

Signature, Place, and Date of Signing:

/s/Carlos M. Lopez-Ona			New York, NY 		May 9, 2011

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

 	13F NOTICE.

 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F		File Number Name
28-


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $86,257
        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 		Form 13F File Number 	Name
NONE	  	28-NONE			NONE


FORM 13F INFORMATION TABLE

COLUMN 1		COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

NAME 			TITLE		CUSIP		VALUE		SHRS OR SH/PUT	INVESTMENT	OTHER		VOTING AUTHORITY
OF ISSUER		OF cLASS			(X$1000)	PRN AMT CALL	DISCRETION	MANAGER		SOLE SHARED NONE


GLOBAL X NORWARY
FTSE NORWAY 30 ETF	COM		37950E747	127		7,510	SH	SHARED				NONE
AT&T INC		COM		00206R102	192 		6,280 	SH	SHARED				NONE
CATERPILLAR INC		COM		149123101	301 		2,700 	SH	SHARED				NONE
CITRIX SYSTEMS INC	COM		177376100	121 		1,650 	SH	SHARED				NONE
COCA-COLA CO		COM		191216100	119		1,800 	SH	SHARED				NONE
CONOCOPHILLIPS CO	COM		20825C104	198 		2,480 	SH	SHARED				NONE
GENERAL ELECTRIC CO	COM		369604103	143 		7,140 	SH	SHARED				NONE
BANK OF AMERICA CORP	COM		60505104	639 		47,969 	SH	SHARED				NONE
GREENHAVEN
CONTINUOUS
COMMODITY INDEX ETF	COM		395258106	734 		20,843 	SH	SHARED				NONE
HEWLETT-PACKARD CO	COM		428236103	315 		7,700 	SH	SHARED				NONE
HOME DEPOT INC		COM		437076102	734 	    	20,843 	SH	SHARED				NONE
ISHARES INC MSCI
EMMA ETF		COM		464287234	2,679 		55,014 	SH	SHARED				NONE
ISHARES INC MSCI
JAPAN ETF		COM		464286848	3,296 		319,683 SH	SHARED				NONE
ISHARES INC MSCI
PACIFIC EX-JAPAN ETF	COM		464286665	4,677 		111,234 SH	SHARED				NONE
ISHARES MSCI BRASIL
FREE ETF		COM		464286400	2,532 		32,676 	SH	SHARED				NONE
ISHARES MSCI
GERMANY ETF		COM		464286806	1,278 		14,250 	SH	SHARED				NONE
ISHARES MSCI POLAND
INVESTABLE MARKET
ETF			COM		46429B606	1,278 		4,170 	SH	SHARED				NONE
ISHARES MSCI SWEDEN
ETF			COM		464286756	498 		15,200 	SH	SHARED				NONE
ISHARES TRUST
RUSSELL 2000 ETF	COM		464287655	5,553 		65,992 	SH	SHARED				NONE
JC PENNEY CO INC	COM		708160106	124 	       	3,440 	SH	SHARED				NONE
JP MORGAN CHASE & CO	COM		46625H100	119 	        2,581 	SH	SHARED				NONE
JPMORGAN CHASE & CO
09 - 24.05.2024 E ALERIAN
MLP INDEX		COM		46625H365	4,163 		109,630 SH	SHARED				NONE
MICROSOFT CORP	COM			594918104	124 		4,900 	SH	SHARED				NONE
PFIZER INC		COM		717081103	431 	       	21,200 	SH	SHARED				NONE
QUALCOMM
INC			COM		747525103	123 		2,240 	SH	SHARED				NONE
RYDEX ETF TRUST S&P
500 EQUAL WEIGHTED
INDEX FUND		COM		78355W106	1,049           20,800 	SH	SHARED				NONE
S&P 500 DEPOSITORY
RECEIPTS- SPY		COM		78462F103	34,258 	        258,379 SH	SHARED				NONE
SCRIPPS NETWORKS
INTERACTIVE INC A	COM		811065101	140 	        2,790 	SH	SHARED				NONE
SPDR INDEX SHARES
FUNDS EMMA ASIA
PAC ETF			COM		78463X301	1,367		16,050 	SH	SHARED				NONE
SPDR INDEX SHARES
FUNDS EMMA EUROPE
ETF			COM		78463X608	721 	        13,179 	SH	SHARED				NONE
SPDR INDEX SHARES
FUNDS EMMA LATIN
AMERICA ETF		COM		78463X707	480 	 	8,625 	SH	SHARED				NONE
SPDR INDEX SHARES
FUNDS EMMA MIDDLE
EAST & AFRICA ETF	COM		78463X806	201 	 	2,668 	SH	SHARED				NONE
VANGUARD INDEX
FUNDS EMMA ETF		COM		922042858	7,926 		162,016 SH	SHARED				NONE
VANGUARD INDEX
FUNDS EUROPEAN ETF	COM		922042874	5,639 	  	108,548 SH	SHARED				NONE
VANGUARD INDEX
FUNDS REIT ETF		COM		922908553	3,552 		60,748 	SH	SHARED				NONE
WAL-MART STORES INC	COM		931142103	115 	        2,200 	SH	SHARED				NONE
WELLS FARGO & CO	COM		949746101	311 	        9,800 	SH	SHARED				NONE